Net Carrying Values of Debt Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Available-for-Sale Securities, amortized cost
Less than one year, amortized cost	$ 3,219
One year through five years, amortized cost	13,824
Six years through ten years, amortized cost	3,579
After ten years, amortized cost	1,767
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	22,389
Available-for-Sale Securities, fair value
Less than one year, fair value	3,240
One year through five years, fair value	13,988
Six years through ten years, fair value	3,602
After ten years, fair value	1,971
Marketable debt securities, carrying value	$ 22,801	$ 36,567